Average Annual Total Returns	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 1 year	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 5 years	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 10 years	Prospectus #1 Delaware Healthcare Fund Class A 1 year	Prospectus #1 Delaware Healthcare Fund Class A 5 years	Prospectus #1 Delaware Healthcare Fund Class A 10 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Healthcare Fund Class C 1 year	Prospectus #1 Delaware Healthcare Fund Class C 5 years	Prospectus #1 Delaware Healthcare Fund Class C 10 years	Prospectus #1 Delaware Healthcare Fund Class R 1 year	Prospectus #1 Delaware Healthcare Fund Class R 5 years	Prospectus #1 Delaware Healthcare Fund Class R 10 years	Prospectus #1 Delaware Healthcare Fund Institutional Class 1 year	Prospectus #1 Delaware Healthcare Fund Institutional Class 5 years	Prospectus #1 Delaware Healthcare Fund Institutional Class 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Russell 2500™ Growth Index 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Russell 2500™ Growth Index 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Russell 2500™ Growth Index 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Russell Midcap® Growth Index 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Russell Midcap® Growth Index 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Russell Midcap® Growth Index 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class C 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class C 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class C 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Institutional Class 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Institutional Class 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Institutional Class 10 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 1 year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 5 years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 Lifetime (6/30/16 - 12/31/22)	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 Inception Date	Prospectus #3 Delaware Small Cap Growth Fund Inception Date	Prospectus #3 Delaware Small Cap Growth Fund Russell 2000® Growth Index 1 year	Prospectus #3 Delaware Small Cap Growth Fund Russell 2000® Growth Index 5 years	Prospectus #3 Delaware Small Cap Growth Fund Russell 2000® Growth Index Lifetime (6/30/16 - 12/31/22)	Prospectus #3 Delaware Small Cap Growth Fund Class A 1 year	Prospectus #3 Delaware Small Cap Growth Fund Class A 5 years	Prospectus #3 Delaware Small Cap Growth Fund Class A Lifetime (6/30/16 - 12/31/22)	Prospectus #3 Delaware Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware Small Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware Small Cap Growth Fund Class A After Taxes on Distributions Lifetime (6/30/16 - 12/31/22)	Prospectus #3 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales Lifetime (6/30/16 - 12/31/22)	Prospectus #3 Delaware Small Cap Growth Fund Class C 1 year	Prospectus #3 Delaware Small Cap Growth Fund Class C 5 years	Prospectus #3 Delaware Small Cap Growth Fund Class C Lifetime (6/30/16 - 12/31/22)	Prospectus #3 Delaware Small Cap Growth Fund Class R 1 year	Prospectus #3 Delaware Small Cap Growth Fund Class R 5 years	Prospectus #3 Delaware Small Cap Growth Fund Class R Lifetime (6/30/16 - 12/31/22)	Prospectus #3 Delaware Small Cap Growth Fund Institutional Class 1 year	Prospectus #3 Delaware Small Cap Growth Fund Institutional Class 5 years	Prospectus #3 Delaware Small Cap Growth Fund Institutional Class Lifetime (6/30/16 - 12/31/22)
Total	(6.10%)	11.38%	14.64%	(7.00%)	7.26%	13.42%	(8.78%)	5.79%	11.68%	(2.81%)	5.57%	10.72%	(2.95%)	7.73%	13.23%	(1.57%)	8.27%	13.80%	(1.06%)	8.81%	14.37%	(26.21%)	5.97%	10.62%	(26.72%)	7.64%	11.41%	(48.62%)	4.34%	9.50%	(51.00%)	0.41%	5.76%	(26.74%)	3.94%	7.52%	(46.38%)	4.77%	9.32%	(45.61%)	5.32%	9.87%	(45.34%)	5.84%	10.42%	(45.28%)	5.93%	8.33%	May 02, 2016	Jun. 30, 2016	(26.36%)	3.51%	7.92%	(48.42%)	4.69%	9.77%	(48.43%)	0.28%	5.47%	(28.66%)	2.76%	6.64%	(46.22%)	5.13%	9.92%	(45.40%)	5.66%	10.48%	(45.15%)	6.18%	11.02%